Other Non-Current Assets (Tables)	12 Months Ended
Oct. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets comprised of the following:
	October 31, 2024	October 31, 2023
Deferred Tax Asset	56,310	—
Lease deposits	407	7,138
Other deposits	—	2,744
Total, net	56,717	9,882